Shareholder Report, Holdings (Details)	Oct. 31, 2024
Columbia Short Duration Municipal Bond Fund - Class A | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Short Duration Municipal Bond Fund - Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Columbia Short Duration Municipal Bond Fund - Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Columbia Short Duration Municipal Bond Fund - Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Short Duration Municipal Bond Fund - Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Short Duration Municipal Bond Fund - Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Short Duration Municipal Bond Fund - Class A | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Columbia Short Duration Municipal Bond Fund - Class A | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Short Duration Municipal Bond Fund - Class A | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Short Duration Municipal Bond Fund - Class A | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Short Duration Municipal Bond Fund - Class A | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Short Duration Municipal Bond Fund - Class A | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Short Duration Municipal Bond Fund - Class A | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Short Duration Municipal Bond Fund - Class A | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Short Duration Municipal Bond Fund - Class A | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Short Duration Municipal Bond Fund - Class A | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Short Duration Municipal Bond Fund - Class A | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
Columbia Short Duration Municipal Bond Fund - Class A | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Short Duration Municipal Bond Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Short Duration Municipal Bond Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Short Duration Municipal Bond Fund - Advisor Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Short Duration Municipal Bond Fund - Advisor Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Columbia Short Duration Municipal Bond Fund - Advisor Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Columbia Short Duration Municipal Bond Fund - Advisor Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Short Duration Municipal Bond Fund - Advisor Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Short Duration Municipal Bond Fund - Advisor Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Short Duration Municipal Bond Fund - Advisor Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Columbia Short Duration Municipal Bond Fund - Advisor Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Short Duration Municipal Bond Fund - Advisor Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Short Duration Municipal Bond Fund - Advisor Class | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Short Duration Municipal Bond Fund - Advisor Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Short Duration Municipal Bond Fund - Advisor Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Short Duration Municipal Bond Fund - Advisor Class | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Short Duration Municipal Bond Fund - Advisor Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Short Duration Municipal Bond Fund - Advisor Class | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Short Duration Municipal Bond Fund - Advisor Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Short Duration Municipal Bond Fund - Advisor Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
Columbia Short Duration Municipal Bond Fund - Advisor Class | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Short Duration Municipal Bond Fund - Advisor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Short Duration Municipal Bond Fund - Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Short Duration Municipal Bond Fund - Institutional Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Short Duration Municipal Bond Fund - Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Columbia Short Duration Municipal Bond Fund - Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Columbia Short Duration Municipal Bond Fund - Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Short Duration Municipal Bond Fund - Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Short Duration Municipal Bond Fund - Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Short Duration Municipal Bond Fund - Institutional Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Columbia Short Duration Municipal Bond Fund - Institutional Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Short Duration Municipal Bond Fund - Institutional Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Short Duration Municipal Bond Fund - Institutional Class | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Short Duration Municipal Bond Fund - Institutional Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Short Duration Municipal Bond Fund - Institutional Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Short Duration Municipal Bond Fund - Institutional Class | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Short Duration Municipal Bond Fund - Institutional Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Short Duration Municipal Bond Fund - Institutional Class | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Short Duration Municipal Bond Fund - Institutional Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Short Duration Municipal Bond Fund - Institutional Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
Columbia Short Duration Municipal Bond Fund - Institutional Class | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Short Duration Municipal Bond Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Short Duration Municipal Bond Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Short Duration Municipal Bond Fund - Class S | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Short Duration Municipal Bond Fund - Class S | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Columbia Short Duration Municipal Bond Fund - Class S | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Columbia Short Duration Municipal Bond Fund - Class S | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Short Duration Municipal Bond Fund - Class S | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Short Duration Municipal Bond Fund - Class S | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Short Duration Municipal Bond Fund - Class S | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Columbia Short Duration Municipal Bond Fund - Class S | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Short Duration Municipal Bond Fund - Class S | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Short Duration Municipal Bond Fund - Class S | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Short Duration Municipal Bond Fund - Class S | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Short Duration Municipal Bond Fund - Class S | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Short Duration Municipal Bond Fund - Class S | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Short Duration Municipal Bond Fund - Class S | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Short Duration Municipal Bond Fund - Class S | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Short Duration Municipal Bond Fund - Class S | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Short Duration Municipal Bond Fund - Class S | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
Columbia Short Duration Municipal Bond Fund - Class S | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Short Duration Municipal Bond Fund - Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Short Duration Municipal Bond Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%